Income taxes (Tables)	12 Months Ended
Aug. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Federal and State Income Tax Rate

The reconciliation of the combined federal and state income tax rate of 26.5% (2023 – 26.5%) to the effective tax rate is as follows:

	August 31, 2024	August 31, 2023
(Loss) before recovery of income taxes	(4,102,659)	(2,809,037)

Expected income tax (recovery) expense	(1,087,200)	(744,395)
Non-deductible expenses	112,110	45,338
Share issuance cost booked directly to equity	(219,330)	-
Valuation Allowance	1,194,420	699,057
Income tax expense (recovery)	-	-

Schedule of Deferred Income Taxes

The following table summarizes the component of deferred tax

	August 31, 2024	August 31, 2023
Deferred tax assets
Intangible assets	54,750	-
Finance lease liabilities	258,930	293,610
Convertible debentures	6,550	-
Investments	5,240	3,930
Share issuance costs	413,950	435,920
Operating tax losses carried forward	2,633,950	1,844,180
SR&ED Pool from T661	271,750	67,560
Charitable donations carryforward	28,010	29,000
	3,673,130	2,674,200
Valuation allowance	(3,440,100)	(2,266,630)
Total net deferred tax assets	233,030	407,570

Deferred tax liabilities

Property, plant and equipment	(13,430)	(41,190)
Right of use assets	(219,600)	(254,500)
Intangible assets	-	(110,960)
Loan	-	(920)
	(233,030)	(407,570)

Net deferred tax liability	-	-